Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax [Line Items]
Federal operating loss carryforwards	$ 23.8
State operating loss carryforwards	16.5	$ 14.8
UK net operating loss carryforwards	$ 2.9	$ 2.5
Percentage of federal net operating loss to offset future taxable income	80.00%
Valuation allowance	(21.00%)	20.00%
Deferred Tax Asset [Member]
Income Tax [Line Items]
Valuation allowance	100.00%	100.00%
Previously Reported [Member]
Income Tax [Line Items]
Federal operating loss carryforwards		$ 17.4